UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                   10/25/12
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               47

Form 13F Information Table Value Total:         $164,990

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT & T, INC                      COMMON   00206R102      248          6569 SH       SOLE     2                                  6569
ACTUANT CORP.                    COMMON   00508X203     4705        164392 SH       SOLE     2                                164392
AMER SUPERCONDUCTOR              COMMON   030111108      208         50000 SH       SOLE     2                                 50000
AMGEN INC                        COMMON   031162100     6752         80108 SH       SOLE     2                                 80108
APPLE COMPUTER                   COMMON   037833100      233           350 SH       SOLE     2                                   350
AUTOZONE, INC.                   COMMON   053332102     5563         15049 SH       SOLE     2                                 15049
BEAZER HOMES INC                 COMMON   07556Q105      107         30000 SH       SOLE     2                                 30000
BED BATH & BEYOND                COMMON   075896100     5566         88350 SH       SOLE     2                                 88350
BRISTOL MYERS SQUIBB             COMMON   110122108      331          9800 SH       SOLE     2                                  9800
CORPORATE EXECUTIVE BD           COMMON   21988R102     4089         76252 SH       SOLE     2                                 76252
COSTAR GROUP INC                 COMMON   22160N109     5710         70025 SH       SOLE     2                                 70025
DEER CONSUMER PRODUCTS           COMMON   24379J200      342        151300 SH       SOLE     2                                151300
ECOLAB INC.                      COMMON   278865100     8235        127060 SH       SOLE     2                                127060
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      299          5579 SH       SOLE     2                                  5579
EQT CORP                         COMMON   294549100      684         11594 SH       SOLE     2                                 11594
EXPEDITORS INTL WASH             COMMON   302130109     4682        128795 SH       SOLE     2                                128795
EXXON MOBIL CORP                 COMMON   30231G102      452          4940 SH       SOLE     2                                  4940
FASTENAL CO.                     COMMON   311900104     8706        202515 SH       SOLE     2                                202515
FEDERAL RLTY INVT TR             COMMON   313747206     1960         18610 SH       SOLE     2                                 18610
GENERAL  ELECTRIC                COMMON   369604103     6002        264290 SH       SOLE     2                                264290
GILEAD SCIENCES, INC             COMMON   375558103     2596         39133 SH       SOLE     2                                 39133
GOOGLE INC                       COMMON   38259P508     5008          6638 SH       SOLE     2                                  6638
HERITAGE-CRYSTAL CLEAN           COMMON   42726M106     2489        125400 SH       SOLE     2                                125400
HOME DEPOT INC                   COMMON   437076102     3556         58907 SH       SOLE     2                                 58907
IPG PHOTONICS CORP               COMMON   44980X109     4211         73485 SH       SOLE     2                                 73485
IHS INC CL A                     COMMON   451734107     5572         57235 SH       SOLE     2                                 57235
IBM CORP                         COMMON   459200101     2385         11496 SH       SOLE     2                                 11496
ISHARES EMERGING MRKTS           COMMON   464287234     5638        136432 SH       SOLE     2                                136432
ISHARES GLOBAL TECH              COMMON   464287291     4765         68920 SH       SOLE     2                                 68920
KULICKE & SOFFA                  COMMON   50124210      1125        108167 SH       SOLE     2                                108167
LIBERTY GLOBAL CL A              COMMON   530555101     4927         81102 SH       SOLE     2                                 81102
LIBERTY GLOBAL SER C             COMMON   530555309     2312         40915 SH       SOLE     2                                 40915
LINCOLN ELECTRIC HLDG            COMMON   533900106     4593        117610 SH       SOLE     2                                117610
MSCI INC                         COMMON   55354G100     5366        149940 SH       SOLE     2                                149940
MEDTRONIC INC                    COMMON   585055106     4756        110294 SH       SOLE     2                                110294
MOLEX                            COMMON   608554101      323         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     6162        283719 SH       SOLE     2                                283719
PAYCHEX                          COMMON   704326107     4412        132524 SH       SOLE     2                                132524
POLYPORE INTL INC                COMMON   73179V103     5732        162153 SH       SOLE     2                                162153
PRAXAIR INC                      COMMON   74005P104     5428         52255 SH       SOLE     2                                 52255
PROTO LABS INC                   COMMON   743713109     2048         60550 SH       SOLE     2                                 60550
RITCHIE BROS AUCTIONS            COMMON   767744105     4071        211697 SH       SOLE     2                                211697
SCIENTIFIC LEARNING              COMMON   808760102       18         17000 SH       SOLE     2                                 17000
VERIZON COMMUNICATIONS           COMMON   92343V104      282          6186 SH       SOLE     2                                  6186
WESCO INTL INC                   COMMON   95082P105     4761         83240 SH       SOLE     2                                 83240
XINHAU 25                        COMMON   FXI           5535        159985 SH       SOLE     2                                159985
SODASTREAM INTL LTD              COMMON   M9068E105     2045         52200 SH       SOLE     2                                 52200